Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 10,405,155	$ 8,994,340	$ 20,314,035
Inventories	9,651,064	11,046,837	1,916,573
Accounts receivable	8,495,143	4,430,883	4,565,305
Other current assets	11,722	318,319	112,865
Prepayments	4,478,279	7,091,645	4,307,852
Prepaid land lease and other leases	88,395	91,023	94,427
Total current assets	33,129,758	31,973,047	31,311,057
Non-current assets
Investment	144,986	149,296	154,880
Property and equipment	324,435	365,054	411,531
Prepaid land lease and other leases	1,051,034	1,127,788	1,264,399
Total non-current assets	1,520,455	1,642,138	1,830,810
Total assets	34,650,213	33,615,185	33,141,867
Current liabilities
Accounts payable	99,224	108,561	112,621
Accrued expenses and other current liabilities	1,030,974	667,925	885,583
Contract liabilities			57,147
Amount due to Director	3,317,410	3,322,862	3,033,028
Current tax liabilities	212,386	163,976	514,834
Total current liabilities	4,659,994	4,263,324	4,603,213
Non-current liabilities
Amount due to Director	11,857,247	12,209,702	12,666,389
Total liabilities	$ 16,517,241	$ 16,473,026	$ 17,269,602
Shareholders’ equity
Number of authorized shares with par value US$0.001 (in Shares)	50,000,000	50,000,000	50,000,000
Number of issued shares (in Shares)	41,948,748	41,948,748	41,948,748
Equity
Fully paid shares	$ 39,139	$ 39,139	$ 39,139
Additional paid-in capital	377,538	377,538	377,538
Foreign exchange reserve	(290,921)	155,037	798,853
Retained earnings	18,007,216	16,570,445	14,656,735
Total shareholders’ equity	18,132,972	17,142,159	15,872,265
Total liabilities and shareholders’ equity	$ 34,650,213	$ 33,615,185	$ 33,141,867